Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 27, 2023
Common Class A
Par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, issued (in shares)	16,647,529
Common stock, outstanding (in shares)	16,647,529
Common Class B
Par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, issued (in shares)	59,930,000
Common stock, outstanding (in shares)	59,930,000